                                VALIC COMPANY II
                Supplement to Statement of Additional Information
                              dated January 2, 2007


The following disclosure, which lists the number of accounts/funds and the assets in those accounts/funds that are managed by each portfolio manager, is added to the section titled "PORTFOLIO MANAGERS" under the heading "OTHER ACCOUNTS," beginning on page 44 reference to Greg A. Braun is deleted and the chart should be supplemented with the following:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      OTHER ACCOUNTS
                                                                                  (As of August 31, 2006*)
                                                           ------------------------------------------------------------------------
                                                            Registered Investment    Pooled Investment
                                                                   Companies              Vehicles            Other Accounts
                                                           ------------------------------------------------------------------------
                        Advisers/                            No. of       Assets     No. of     Assets      No. of      Assets
        Portfolio       Sub-adviser      Portfolio Manager  Accounts  ($ millions)  Accounts  ($ millions)  Accounts  ($ millions)
-----------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund           AIGGIC      Bryan Petermann           --           --          2          553          4         1,737
                                     John Yovanovic            --           --          2          553          3         1,320
                                     Tim Lindvall              --           --         --           --         --            --
                                     Raphael Davis             15        1,927          0            0         30        22,992
                                     Rajeev Mittal              5          230          2          239         18         2,003
                                     Robert Vanden Assem       12          866          1          610         29         4,736

-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund     AIGGIC      Bryan Petermann           --           --          2          553          4         1,737
                                     John Yovanovic            --           --          2          553          3         1,320
                                     Tim Lindvall              --           --         --           --         --            --

-----------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund      AIGGIC      Richard Mercante           2          221          1           34          0           0
                                     Bryan Petermann           --           --          2          553          4         1,737
                                     John Yovanovic            --           --          2          553          3         1,320
                                     Tim Lindvall              --           --         --           --         --            --
                                     Raphael Davis             15        1,927          0            0         30        22,992
                                     Anthony King               2           99          5          370          5         1,446
                                     Rajeev Mittal              5          230          2          239         18         2,003
                                     Robert Vanden Assem       12          866          1          610         29         4,736
-----------------------------------------------------------------------------------------------------------------------------------

* Information for Messrs. Petermann, Yovanovic and Lindvall is as of December 31, 2006. Information for Messrs. Mercante, Davis, Mittal and Vanden Assem is updated as of October 31, 2006.

The numbers in parentheses represent the number of accounts and those accounts' total assets that have advisory fees based on the accounts' performance in whole or in part.




DATE: FEBRUARY 20, 2007